Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 32,600	$ 30,238
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	894,666	873,433
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	90,306	187,108
Share-based compensation expense	72,925	59,622
Section 163(j) interest	101,682	18,527
Net operating loss carryforwards	3,156,960	3,114,714
Plant and equipment, due to differences in depreciation and capital gain recognition	13,822	0
Other	23,223	33,383
Total gross deferred tax assets	4,386,184	4,317,025
Valuation allowance	(4,386,184)	(4,280,823)
Net deferred tax assets	0	36,202
Plant and equipment, due to differences in depreciation and capital gain recognition	0	(36,202)
Total gross deferred tax liabilities	0	(36,202)
Net deferred tax asset	$ 0	$ 0